Dec. 22, 2020
ADVISORSHARES TRUST

AdvisorShares Q PORTFOLIO BLENDED ALLOCATION ETF
NYSE
Arca
t
icker
: QPT

Supplement dated August 4, 2021
to the Summary Prospectus and Prospectus dated December 22, 2020

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus for the AdvisorShares Q Portfolio Blended Allocation ETF (the “Fund”) and should be read in conjunction with those documents.

Effective immediately, the “Principal Investment Strategies” section beginning on page 2 of the Fund’s Summary
Prospectus
and Prospectus is replaced with the following:

The Fund is an actively managed ETF that is a “fund of funds.” The Fund invests in ETFs representing all asset classes, including, but not limited to, treasury bonds, municipal bonds, investment grade corporate bonds, high yield U.S. corporate bonds (sometimes referred to as “junk bonds”), municipal bonds, U.S. and foreign equities, and commodities. These underlying investments may be of any market capitalization, duration, maturity, and quality.

The Fund seeks to strike a balance between long term growth and market volatility by maximizing returns relative to its peer group through a risk- and rewards-based approach to portfolio allocation. ThinkBetter, LLC (the “Sub-Advisor”) seeks to achieve this by adjusting the Fund’s portfolio after determining the expected drawdown of a typical balanced fund except, however, when faced with abnormal levels of implied volatility as measured by QIX™, a proprietary implied volatility index owned by ThinkBetter Holdings, LLC, the parent company of the Sub-Advisor. QIX is a weighted average, computed daily, of implied volatilities of certain large ETFs representing different market sectors. Implied volatility is the market’s forecast of the likelihood of changes in a given security’s price. The greater a portfolio’s volatility, the wider the fluctuations between its high and low prices. In the event of implied volatility, the Fund takes a defensive position and seeks short-term fixed income returns.

Expected drawdown is defined as the maximum peak to trough capital loss over a full market cycle. The term “peak to trough” refers to the stage of the business or market cycle from the end of a period of growth (peak) into declining activity and contraction until it hits its ultimate cyclical bottom (trough). Within the constraints of the expected drawdown, the Sub-Advisor then utilizes Q Methodology™, a proprietary risk analysis program, to determine the optimal risk/reward portfolio allocation. Q Methodology™ generates a set of optimal portfolios that offer the highest expected return for a defined level of tail risk (which is the risk that an investment’s return will move significantly beyond expectations,
i.e.
, more than three standard deviations from its mean) and expected drawdown. The resulting portfolio for the Fund is composed of a diversified mix of investments, including equities, fixed income, and commodities that are held through ETFs.

Every month the portfolio is again adjusted by the Sub-Advisor through the application of Q Methodology. When the market indicates a different risk/reward profile, adjustments to the Fund’s portfolio are made accordingly. The adjusted portfolio may consist of the same or different holdings and asset classes, depending upon the results of the methodology application and market movements. Asset classes can be added or removed based on the changes in the risk/reward characteristics.

The Fund allocates to a defensive portfolio when implied volatility as measured by QIX is high and reverts back to its original investment strategy of striking a balance between long term growth and market volatility when implied volatility as measured by QIX is normal. In the event of a defensive position because of high implied volatility, the Fund invests in a mix of securities resulting in low portfolio tail risk and low expected drawdown (
i.e.
, a low volatility portfolio consisting of short-term fixed income securities).

The Fund’s strategy may frequently involve buying and selling securities, which may lead to relatively high portfolio turnover.